CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS:
Cash and cash equivalents	$ 217,500	$ 367,717
Trade receivables, net	219,837	165,063
Other receivables	23,415	18,236
Current tax assets	750	981
TOTAL CURRENT ASSETS	461,502	551,997
Fixed assets, net	29,874	3,464
Right-of-use assets	23,122	13,955
Intangible assets, net	398,096	208,220
Deferred tax assets	18,161	24,431
Investment in shares	25,000	0
Other long-term assets	406	672
TOTAL NON-CURRENT ASSETS	494,659	250,742
TOTAL ASSETS	956,161	802,739
LIABILITIES:
Current maturities of lease liabilities	14,104	7,119
Trade payables	212,690	161,812
Other payables	45,705	42,900
Current tax liabilities	9,417	8,836
TOTAL CURRENT LIABILITIES	281,916	220,667
Employee benefits	238	426
Long-term lease liabilities	15,234	7,876
Long term debt	98,544	0
Other long-term liabilities	7,452	0
Deferred tax liabilities	1,162	1,395
TOTAL NON-CURRENT LIABILITIES	122,630	9,697
TOTAL LIABILITIES	404,546	230,364
SHAREHOLDERS’ EQUITY:
Share capital	413	442
Share premium	400,507	437,476
Other comprehensive income (loss)	(5,801)	698
Retained earnings	156,496	133,759
TOTAL SHAREHOLDERS’ EQUITY	551,615	572,375
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 956,161	$ 802,739